Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Group Entities with Functional Currencies	The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ deficit. The exchange rates are obtained from the H.10 statistical release of the U.S. Federal Reserve Board.
	December 31, 2025		June 30, 2025
	Period-end spot rate	Average rate	Year-end spot rate		Average rate
US$ against PHP	58.9389	58.4800	56.6889		57.7734
US$ against THB	31.4900	32.2160	32.4700		33.9550
US$ against IDR	16,865.9000	16,598.2391	N/A	*	N/A	*
US$ against MXN	18.0057	18.4642	N/A	*	N/A	*

*	The Philippines branch was established, and the Indonesia and Mexico subsidiaries were incorporated, in 2025.

Schedule of Estimated Useful Lives by Intangible Assets

Intangible assets with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset class are as follows:

Category	Estimated useful lives
Software	3-5 years

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2025, June 30, 2025 and August 2, 2024.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total Fair Value
Warrant liabilities:
As of August 2, 2024	$2,484,000	$-	$1,962,779	$4,446,779
As of June 30, 2025	$2,524,247	$-	$2,159,587	$4,683,834
As of December 31, 2025	$1,830,798	$-	$1,462,493	$3,293,291

Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs	The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Warrants
Fair value as of June 30, 2025	$4,683,834
Change in fair value	(1,390,543)
Fair value as of December 31, 2025	$3,293,291

Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants

The significant unobservable inputs used in the measurement of fair value of Warrants as of December 31, 2025 are as follows:

As of December 31, 2025
Expected term (in years)	3.58
Volatility	42.05%
Risk-free interest rate	3.65%
Dividend yield	-

Schedule of Revenues

Revenues are presented net of value-added taxes (“VAT”).

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
AI services	$17,048,289	$16,406,402
AI+ Business Process Outsourcing (“AI+BPO”) services	614,051	-
Total revenues	$17,662,340	$16,406,402